MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 30, 2012, AS SUPPLEMENTED SEPTEMBER 4, 2012 AND NOVEMBER 5, 2012

The date of this Supplement is April 18, 2013.

The following changes have been made to the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.	Effective March 31, 2013, in the sections titled “Subadvisors and Portfolio Managers” the information relating to Winslow Capital Management, LLC (“Winslow”) on page 5 of the Class S Shares Prospectus and page 5 of Class Y Shares Prospectus is replaced as follows:

Winslow Capital Management, LLC (“Winslow”)

•	Clark J. Winslow, Chief Executive Officer, founded Winslow in 1992, and began managing Winslow’s allocated portion of the Fund’s portfolio in 2007.
•	Justin H. Kelly, CFA, Chief Investment Officer, joined Winslow in 1999, and began managing Winslow’s allocated portion of the Fund’s portfolio in 2007.
•	R. Bart Wear, CFA, Senior Managing Director, joined Winslow in 1997, and began managing Winslow’s allocated portion of the fund’s portfolio in 2007
•	Patrick M. Burton, CFA, Managing Director, joined Winslow in 2010, and began managing Winslow’s allocated portion of the Fund’s portfolio in 2013.

2.	Effective March 31, 2013, in the sections titled “The Subadvisors” the information in the second paragraph relating to Winslow on page 52 of the Class S Shares Prospectus and page 56 of the Class Y Shares Prospectus is replaced as follows:

Messrs. Clark J. Winslow, Justin H. Kelley, R. Bart Wear and Patrick M. Burton are jointly and primarily responsible for the day-to-day management of Winslow’s allocated portion of the Fund’s portfolio. Mr. Winslow serves as the Chief Executive Officer, and a portfolio manager of Winslow, which he founded in 1992. Mr. Winslow has 46 years of investment experience and has managed investment portfolios since 1975. Mr. Kelly is Chief Investment Officer and a portfolio manager of Winslow and has been with the firm since 1999. He also is a Chartered Financial Analyst (“CFA”). Mr. Wear is a Senior Managing Director and a portfolio manager of Winslow and has been with the firm since 1997. He also is a CFA. Mr. Burton is a Managing Director and a portfolio manager of Winslow and has been with the firm since 2010. Prior to joining Winslow, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management in 2009, and prior to that he was a Managing Director with Citigroup Investments from 1999. He also is a CFA. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

3.	In connection with the above referenced sections of the Class S Shares and Class Y Shares Prospectuses relating to Winslow, effective July 1, 2013, R. Bart Wear will no longer serve as a portfolio manager to the Fund and all references will be deleted.

4.	In the sections titled “Investment Advisor and the Subadvisors” on page 95 of the Class S Shares Prospectus and page 101 of the Class Y Shares Prospectus, the third paragraph is replaced as follows:

The Advisor manages the Funds based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Stan Mavromates, Larry Vasquez, Manny Weiss, CFA, and Wilson Berglund, CFA, are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Mavromates has served as Vice President and Chief Investment Officer of the Advisor since 2012. From 2005 to 2012, Mr. Mavromates was the Chief Investment Officer of the Massachusetts Pension Reserves Investment Board. Mr. Vasquez has been a portfolio manager of the Advisor since 2012. From 2009 to 2012 Mr. Vasquez was a portfolio manager at UBS Global Asset Management, Inc. Prior to 2009, he was a portfolio manager at SEI Investments. Mr. Weiss has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007. Mr. Berglund has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Berglund held various positions with Putnam Investments from 2000 to 2009.

MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

OF THE MERCER GLOBAL LOW VOLATILITY EQUITY FUND

DATED OCTOBER 12, 2012

The date of this Supplement is April 18, 2013.

The following changes have been made to the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Global Low Volatility Equity Fund, a series of the Mercer Funds:

1.	In the sections titled “Investment Advisor and the Subadvisors” on page 27 of the Class S Shares Prospectus and page 29 of the Class Y Shares Prospectus, the following paragraph is replaced as follows:

The Advisor manages the Funds based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Stan Mavromates, Larry Vasquez, Manny Weiss, CFA, and Wilson Berglund, CFA, are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Mavromates has served as Vice President and Chief Investment Officer of the Advisor since 2012. From 2005 to 2012, Mr. Mavromates was the Chief Investment Officer of the Massachusetts Pension Reserves Investment Board. Mr. Vasquez has been a portfolio manager of the Advisor since 2012. From 2009 to 2012, Mr. Vasquez was a portfolio manager at UBS Global Asset Management, Inc. Prior to 2009, he was a portfolio manager at SEI Investments. Mr. Weiss has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007. Mr. Berglund has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Berglund held various positions with Putnam Investments from 2000 to 2009.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 30, 2012, AS SUPPLEMENTED SEPTEMBER 4, 2012 AND NOVEMBER 5, 2012

The date of this Supplement is April 18, 2013.

The following changes have been made to the Statement of Additional Information of the Mercer Funds:

1.	In the section titled “Management of Trust” on page 35 of the Statement of Additional Information, the information relating to Dean Cheeseman and Jan-Hein van den Akker is deleted from the table and the below information relating to Larry Vasquez is added to the table as follows:

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years

Larry Vasquez (46)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012. Prior to 2009, Mr. Vasquez was a Portfolio Manager at SEI Investments.

2.	In the section titled “Additional Information about the Funds’ Portfolio Managers” in Appendix C the following table is added on page C-6 after the table already included for Winslow Capital Management, LLC.

In addition to the Fund, Mr. Burton manages:

	Total Accounts*		Accounts with Performance Fees*
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	9	$22,891	0	0
Other Pooled Investment Vehicles	7	$ 1,918	0	0
Other Accounts	1,978	$9,081	5	$ 704

* As at December 31, 2012.

3.	In connection with the above referenced section of the Statement of Additional Information relating to Winslow, effective July 1, 2013, R. Bart Wear will no longer serve as a portfolio manager to the Fund and all references to him will be deleted.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

OF THE MERCER GLOBAL LOW VOLATILITY EQUITY FUND

DATED OCTOBER 12, 2012, AS SUPPLEMENTED NOVEMBER 5, 2012

The date of this Supplement is April 18, 2013.

The following changes have been made to the Statement of Additional Information of the Mercer Global Low Volatility Equity Fund, a series of the Mercer Funds:

1.	In the section titled “Management of Trust” on page 23 of the Statement of Additional Information, the information relating to Dean Cheeseman and Jan-Hein van den Akker is deleted from the table and the below information relating to Larry Vasquez is added to the table as follows:

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years

Larry Vasquez (46)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012. Prior to 2009, Mr. Vasquez was a Portfolio Manager at SEI Investments.